Tax - Net deferred tax asset (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of net deferred tax asset
At 1 January	£ (745)	£ (958)
Implementation of IFRS 16 on 1 January 2019		(60)
Acquisitions and disposals of subsidiaries		16
Charge/(credit) to income statement	(22)	(119)
Charge/(credit) to other comprehensive income	163	372
Currency translation and other adjustments	(6)	4
At 31 December	(610)	(745)
Pension
Reconciliation of net deferred tax asset
At 1 January	(139)	(528)
Acquisitions and disposals of subsidiaries		(1)
Charge/(credit) to income statement	15	28
Charge/(credit) to other comprehensive income	119	362
Currency translation and other adjustments	1
At 31 December	(4)	(139)
Accelerated capital allowances
Reconciliation of net deferred tax asset
At 1 January	172	220
Acquisitions and disposals of subsidiaries		(1)
Charge/(credit) to income statement	(234)	(43)
Currency translation and other adjustments	(2)	(4)
At 31 December	(64)	172
Provisions
Reconciliation of net deferred tax asset
At 1 January	(118)	(159)
Charge/(credit) to income statement	33	41
At 31 December	(85)	(118)
Fair value of financial instruments
Reconciliation of net deferred tax asset
At 1 January	315	349
Acquisitions and disposals of subsidiaries		18
Charge/(credit) to income statement	114	(81)
Charge/(credit) to other comprehensive income	51	30
Currency translation and other adjustments		(1)
At 31 December	480	315
Total losses carried forward
Reconciliation of net deferred tax asset
At 1 January	(951)	(936)
Charge/(credit) to income statement	55	(28)
Currency translation and other adjustments	(9)	13
At 31 December	(905)	(951)
Other
Reconciliation of net deferred tax asset
At 1 January	(24)	96
Implementation of IFRS 16 on 1 January 2019		(60)
Charge/(credit) to income statement	(5)	(36)
Charge/(credit) to other comprehensive income	(7)	(20)
Currency translation and other adjustments	4	(4)
At 31 December	£ (32)	£ (24)